Right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2023	₨ 5,689,423		₨ 4,412,714
Additions	2,293,224		1,859,686
Adjustments	(19,514)		0
Depreciation	(705,441)		(582,977)
Balance as of March 31, 2024	7,257,692	$ 87,050	5,689,423
IRU [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2023	561,556		554,591
Additions	387,074		85,387
Adjustments	0		0
Depreciation	(147,651)		(78,422)
Balance as of March 31, 2024	800,979		561,556
P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2023	349,874		480,501
Additions	26,940		7,468
Adjustments	(10,739)		0
Depreciation	(122,064)		(138,095)
Balance as of March 31, 2024	244,011		349,874
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2023	1,927,648		1,594,112
Additions	1,017,867		681,500
Adjustments	(8,775)		0
Depreciation	(395,760)		(347,964)
Balance as of March 31, 2024	2,540,980		1,927,648
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2023	2,850,345		1,783,510
Additions	861,343		1,085,331
Adjustments	0		0
Depreciation	(39,966)		(18,496)
Balance as of March 31, 2024	₨ 3,671,722		₨ 2,850,345